Leases (Details 1) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning	₩ 512,493	₩ 649,394	₩ 649,394	₩ 785,842
Depreciation	(62,249)	(69,208)	(137,848)	(138,486)
Acquisitions
Lease reassessment	(16,074)	947	947	2,038
Balance at ending	434,170	581,133	512,493	649,394
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	494,448	622,468	622,468	750,037
Depreciation	(57,818)	(64,776)	(128,967)	(129,607)
Acquisitions
Lease reassessment	(16,074)	947	947	2,038
Balance at ending	420,556	558,639	494,448	622,468
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	18,045	26,926	26,926	35,805
Depreciation	(4,431)	(4,432)	(8,881)	(8,879)
Acquisitions
Lease reassessment
Balance at ending	₩ 13,614	₩ 22,494	₩ 18,045	₩ 26,926